Corporate debt, Details of corporate debt (Details) $ / shares in Units, $ in Thousands, € in Millions			3 Months Ended		12 Months Ended
	Feb. 24, 2023 USD ($)	Jul. 08, 2020 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 EUR (€)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	May 18, 2021 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)	Jul. 29, 2020 USD ($)	Jul. 17, 2020 USD ($) $ / shares shares	Jul. 08, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Oct. 08, 2019 USD ($)	Oct. 08, 2019 EUR (€)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)
Corporate debt [Abstract]
Fixed interest rate	4.21%						4.21%
Corporate debt	$ 7,600		$ 1,077,360		$ 1,017,200		€ 7.0
Amount drawn			65,078	$ 47,593
Maturity date	February 24, 2028
2017 Credit Facility [Member]
Corporate debt [Abstract]
Corporate debt			$ 2		6,431
Amount drawn					6,400
Maturity date			July 1, 2024
2017 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Credit facility amount																						$ 10,900	€ 10.0
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						2.00%	2.00%
2017 Credit Facility [Member] | EURIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						0.00%	0.00%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						2.00%	2.00%
2017 Credit Facility [Member] | LIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						0.00%	0.00%
Revolving Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount			$ 450,000																		$ 215,000
Corporate debt			59,604		29,499
Amount drawn			60,000		30,000
Credit facility amount available			$ 365,000		385,000
Revolving Credit Facility [Member] | Maturity December 31, 2024 [Member]
Corporate debt [Abstract]
Maturity date			December 31, 2024
Eurodollar Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																					1.60%
Eurodollar Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																					2.25%
Eurodollar Rate Loans [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																					0.10%
Base Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																					0.60%
Base Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																					1.00%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate																					0.50%
Base Rate Loans [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																					1.00%
Letters of Credit [Member]
Corporate debt [Abstract]
Credit facility amount			$ 100,000
Amount drawn			25,000		35,000
Commercial Paper [Member]
Corporate debt [Abstract]
Corporate debt			26,548		9,937
Short term notes issued amount			$ 26,500		9,900	€ 24.3		€ 9.3											$ 55,000	€ 50.0
Term of short term notes			2 years
Percentage average cost of issued short term notes			3.61%
2020 Green Private Placement [Member]
Corporate debt [Abstract]
Principal amount																	$ 316,000	€ 290.0
Corporate debt			$ 314,765		308,812
Adjustment to interest rate																	1.96%	1.96%
Maturity date			June 2026
Note Issuance Facility 2020 [Member]
Corporate debt [Abstract]
Fixed interest rate		5.25%														5.25%
Credit facility amount		$ 153,000														€ 140.0
Corporate debt			$ 150,122		147,257
Maturity period			7 years
Note Issuance Facility 2020 [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Variable interest period		3 months
Adjustment to interest rate		0.00%														0.00%
Interest capitalization period		3 years 6 months
Green Exchangeable Notes Due 2025 [Member]
Corporate debt [Abstract]
Fixed interest rate															4.00%
Corporate debt			$ 108,709		109,162
Maturity date			July 15, 2025
Principal amount of notes issued														$ 15,000	$ 100,000
Exchange rate of notes (in shares) | shares															29.107
Principal amount of notes for exchange rate															$ 1,000
Initial exchange price of notes (in dollars per share) | $ / shares															$ 34.36
Amount of transaction date of fair value fair value are accounted for through the profit and loss statement															$ 10,000
Bank Loan [Member]
Corporate debt [Abstract]
Fixed interest rate												2.50%	2.50%
Corporate debt												$ 5,500	€ 5.0
Maturity date			December 4, 2025
BBVA Loan [Member]
Corporate debt [Abstract]
Fixed interest rate									1.90%	1.90%
Corporate debt									$ 5,500	€ 5.0
Maturity date			January 31, 2026
Green Senior Notes Due 2028 [Member]
Corporate debt [Abstract]
Principal amount											$ 400,000
Fixed interest rate											4.125%
Corporate debt			$ 400,372		$ 396,024
Maturity date			May 15, 2028